Interim Condensed Consolidated Statement of Changes in Shareholders' Equity - EUR (€) € in Thousands	Subscribed capital	Share premium Class B shares	Share premium	Other capital reserves	Treasury shares Class B shares	Treasury shares	Accumulated loss	Currency translation reserve	Remeasurement of defined pension benefit obligation	Total
Beginning balance at Dec. 31, 2021	€ 40,138		€ 779,141	€ 240,430		€ (151)	€ (717,134)	€ 83	€ 4	€ 342,511
Loss for the period							(123,696)			(123,696)
Other comprehensive loss								(5)	(68)	(73)
Total comprehensive loss							(123,696)	(5)	(68)	(123,769)
Share-based payment awards				12,836						12,836
Conversion share-based payment awards into shares	1,007		206	(990)						223
Share capital increase - ELOC	32			664						696
Ending balance at Jun. 30, 2022	41,177		779,347	252,940		(151)	(840,830)	78	(64)	232,497
Beginning balance at Dec. 31, 2022	53,104		843,074	277,654		(279)	(970,198)	116	32	203,503
Loss for the period							(385,492)			(385,492)
Other comprehensive loss								45	10	55
Total comprehensive loss							(385,492)	45	10	(385,437)
Share-based payment awards				14,399						14,399
Conversion share-based payment awards into shares	1,270	€ 84		(1,117)	€ (84)					153
Cancellation of issued shares	178					(178)				(178)
Contribution from shareholder				82,829						82,829
Ending balance at Jun. 30, 2023	€ 54,196		€ 843,158	€ 373,765		€ (185)	€ (1,355,690)	€ 161	€ 42	€ (84,553)